Business combinations - Acquisition of DerivIT Solutions Pte Ltd (Details) $ in Thousands	Aug. 22, 2017 USD ($)	Aug. 22, 2017 SGD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Business Acquisition [Line Items]
Goodwill (Note 5)			$ 88,908	$ 76,918	$ 30,285
DerivIT
Business Acquisition [Line Items]
Ownership interest (as a percent)	100.00%
Step acquisition, initial ownership interest (as a percent)	98.00%
Initial consideration transferred	$ 18,697	$ 25,462
Step acquisition, subsequent ownership interest (as a percent)	2.00%
Business combination, contingent consideration, liability	$ 3,005		$ 3,059
Cash and cash equivalents	699
Trade accounts receivable	4,818
Unbilled revenue	608
Property and equipment, net	46
Intangible assets (Customer relations)	12,120
Other current assets	272
Goodwill (Note 5)	10,944
Total assets	29,507
Accounts Payable	(2,197)
Other liabilities	(2,767)
Long-term loans	(983)
Deferred Tax Liability, non-current	(1,858)
Total liabilities	(7,805)
Total net assets acquired	21,702
Total purchase consideration	21,702
DerivIT Scenario 1
Business Acquisition [Line Items]
Initial consideration transferred	1,526	2,000,000
DerivIT Scenario 2
Business Acquisition [Line Items]
Initial consideration transferred	$ 4,089	$ 5,569,000
Customer-Related Intangible Assets | DerivIT
Business Acquisition [Line Items]
Acquired customer relations, useful life (in years)	10 years	10 years